Acquisitions - Acquired Intangible Assets Useful Lives (Details)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Customer agreements and relationships | Peoplevox [Member]
Acquired intangible assets estimated useful lives (Year)		10 years
Customer agreements and relationships | Kontainers [Member]
Acquired intangible assets estimated useful lives (Year)		12 years
Customer agreements and relationships | ShipTrack [Member]
Acquired intangible assets estimated useful lives (Year)		13 years
Customer agreements and relationships | QuestaWeb [Member]
Acquired intangible assets estimated useful lives (Year)	13 years
Customer agreements and relationships | Portrix [Member]
Acquired intangible assets estimated useful lives (Year)	13 years
Customer agreements and relationships | GreenMile [Member]
Acquired intangible assets estimated useful lives (Year)	13 years
Customer agreements and relationships | Visual Compliance [Member]
Acquired intangible assets estimated useful lives (Year)			14 years
Customer agreements and relationships | Core Transport Technologies NZ Limited [Member]
Acquired intangible assets estimated useful lives (Year)			13 years
Customer agreements and relationships | STEPcom [Member]
Acquired intangible assets estimated useful lives (Year)			9 years
Customer agreements and relationships | BestTransport [Member]
Acquired intangible assets estimated useful lives (Year)			12 years
Existing Technology [Member] | Peoplevox [Member]
Acquired intangible assets estimated useful lives (Year)		6 years
Existing Technology [Member] | Kontainers [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Existing Technology [Member] | ShipTrack [Member]
Acquired intangible assets estimated useful lives (Year)		6 years
Existing Technology [Member] | QuestaWeb [Member]
Acquired intangible assets estimated useful lives (Year)	6 years
Existing Technology [Member] | Portrix [Member]
Acquired intangible assets estimated useful lives (Year)	6 years
Existing Technology [Member] | GreenMile [Member]
Acquired intangible assets estimated useful lives (Year)	6 years
Existing Technology [Member] | Visual Compliance [Member]
Acquired intangible assets estimated useful lives (Year)			7 years
Existing Technology [Member] | Core Transport Technologies NZ Limited [Member]
Acquired intangible assets estimated useful lives (Year)			6 years
Existing Technology [Member] | BestTransport [Member]
Acquired intangible assets estimated useful lives (Year)			6 years
Trade names | Kontainers [Member]
Acquired intangible assets estimated useful lives (Year)		3 years
Trade names | ShipTrack [Member]
Acquired intangible assets estimated useful lives (Year)		3 years
Trade names | QuestaWeb [Member]
Acquired intangible assets estimated useful lives (Year)	3 years
Trade names | Portrix [Member]
Acquired intangible assets estimated useful lives (Year)	3 years
Trade names | GreenMile [Member]
Acquired intangible assets estimated useful lives (Year)	3 years
Trade names | Visual Compliance [Member]
Acquired intangible assets estimated useful lives (Year)			5 years
Trade names | Core Transport Technologies NZ Limited [Member]
Acquired intangible assets estimated useful lives (Year)			8 years
Trade names | STEPcom [Member]
Acquired intangible assets estimated useful lives (Year)			3 years
Trade names | BestTransport [Member]
Acquired intangible assets estimated useful lives (Year)			3 years
Non-compete covenants | Peoplevox [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Non-compete covenants | Kontainers [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Non-compete covenants | ShipTrack [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Non-compete covenants | QuestaWeb [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Non-compete covenants | Portrix [Member]
Acquired intangible assets estimated useful lives (Year)	2 years
Non-compete covenants | GreenMile [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Non-compete covenants | Visual Compliance [Member]
Acquired intangible assets estimated useful lives (Year)			5 years
Non-compete covenants | Core Transport Technologies NZ Limited [Member]
Acquired intangible assets estimated useful lives (Year)			5 years
Non-compete covenants | STEPcom [Member]
Acquired intangible assets estimated useful lives (Year)			3 years
Non-compete covenants | BestTransport [Member]
Acquired intangible assets estimated useful lives (Year)			2 years